Personnel costs	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Personnel costs	Personnel costs
Total personnel costs (other than termination benefits, presented in Note D.27.) include the following items:

(€ million)	2020	2019	2018
Salaries	6,508	6,590	6,547
Social security charges (including defined-contribution pension plans)	1,874	1,949	1,954
Stock options and other share-based payment expense	274	252	282
Defined-benefit plans	159	119	261
Other employee benefits	261	229	225
Total	9,076	9,139	9,269
The total number of registered employees was 99,412 as of December 31, 2020, compared with 100,409 as of December 31, 2019 and 104,226 as of December 31, 2018.